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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act file number 811-1743


                                  Spectra Fund
               (Exact name of registrant as specified in charter)


                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)


                                 Mr. Hal Liebes


                           Fred Alger Management, Inc.


                                111 Fifth Avenue


                            New York, New York 10003
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800


Date of fiscal year end: October 31


Date of reporting period: April 30, 2006

ITEM 1.  REPORT(S) TO STOCKHOLDERS.




                                  SPECTRA FUND













                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2006
                                   (UNAUDITED)



                                  [ALGER LOGO]

GO PAPERLESS WITH ALGER ELECTRONIC DELIVERY SERVICE

Alger is pleased to provide you with the ability to access regulatory materials online. When documents such as prospectuses and annual and semi-annual reports are available, we'll send you an e-mail notification with a convenient link that will take you directly to the fund information on our website. To sign up for this free service, simply enroll at www.icsdelivery.com/alger.

Dear Shareholders,                                                  June 8, 2006



      In the six months ended April 30, 2006, the U.S. economy remained strong, with inflation contained and overall Gross Domestic Product ("GDP") growth increasing at an annual rate of 4.8% as of March 31, 2006, three percentage points over the previous quarter's rate. And it wasn't simply that the economy overall was solid. During this period, corporate profits exceeded expectations; productivity stayed high; and growth companies in particular saw healthy stock appreciation.

      At the same time, the continued strength of the economy led to uncertainty about interest rates and inflation, and that in turn, kept the markets from breaking out of their trading range. At the Federal Open Market Committee (FOMC) meeting on March 28th, the Fed once again raised the key interest rate from 4.50% to 4.75%--the 15th consecutive increase since June 2004. The Fed noted that the current business climate is showing remarkable growth "but appears likely to moderate to a more sustainable pace."1

      After new Fed Chairman Ben Bernanke appeared before the U.S. Congress on April 27th, it was widely believed that the Fed would stop raising rates before the summer. Subsequent economic data clouded the picture yet again, and the markets retreated. Nonetheless, rates remain low relative to historical levels, and while the precise number of future increases is uncertain, it is our belief that we are close to the peak of the current cycle.

      Rising interest rates have been a headwind for the markets, but the uncertainty over when the increases will stop has been even more of an impediment. Even with that uncertainty hovering over the market, solid GDP growth and robust corporate profit growth propelled equities higher during the six months that ended on April 30th, and nearly every market sector posted positive returns. And because corporate profits have increased at a faster rate than the major indices, the market overall has continued to become less expensive. For the six months ending April 30, 2006, the major indices ended up, with the Dow Jones Industrials up 10.21%, the Standard & Poor's 500 Index up 15.27% and the NASDAQ up 9.55%.

      Globally, foreign markets and emerging economies have been torrid. Asian stock markets offered substantial gains in 2005, and by the end of December, China had revised its official GDP figures upward by about $300 billion, more accurately reflecting the size and scope of its economy and the growing power of its consumers. Even those investors not directly exposed to those markets tended to benefit. Many companies have global exposure, and their earnings growth reflects the strong global economy.

      Despite the continued rise in interest rates, we believe that the overall low rates by historical standards and record levels of household net worth have buoyed consumer spending, with U.S. consumers now sustaining higher levels of debt than they have in years. In fact,

------------------

(1) As of this writing, the key interest rate experienced another quarter percentage point hike on May 10, 2006 to 5.0%.

in 2005 U.S. consumers defied expectations by absorbing rising energy prices without substantial decreases in spending. The first months of 2006 saw no significant change in these trends, as both growth and productivity outpaced expectations.

      Going forward, we believe that both the U.S. and the global economy will continue to expand, and our outlook for corporate earnings for 2006 is positive. U.S. markets may remain range-bound so long as the interest rate picture stays uncertain, but by most measures, the markets are trading at reasonable valuations backed by strong fundamentals.

      We want you to know that we value the trust you have placed in Alger. We will continue to look for dynamic, forward-looking companies that are creating the business and marketplaces of tomorrow, bringing growth opportunities to our investors.

      Respectfully submitted,

      [DANIEL C. CHUNG SIGNATURE]

      Daniel C. Chung
      CHIEF INVESTMENT OFFICER







      This report and the financial statements contained herein are submitted for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus for the Fund.

      The views of the Fund's management are as of June 8, 2006 and Fund holdings described in this document are as of April 30, 2006; these views and the fund holdings may have changed subsequent to these dates. Nothing in this document should be construed as a recommendation to purchase or sell securities, markets, or industries.

      MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

      INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT (800) 254-3796, OR VISITING OUR WEBSITE AT www.alger.com, OR CONTACTING THE FUND'S DISTRIBUTOR, FRED ALGER & COMPANY, INCORPORATED, 30 MONTGOMERY STREET, JERSEY CITY, NEW JERSEY 07302. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

PORTFOLIO SUMMARY+

--------------------------------------------------------------------------------
                           Value (%)                                  Value (%)
-------------------------------------      -------------------------------------
Consumer Discretionary         12.1%       Health Care                     9.4%
Consumer Staples                9.4        Industrials                    12.0
Energy                          7.9        Information Technology         33.2
Financials                      6.8        Materials                       4.2
                                           Telecommunication Services      4.1
                                           Cash and Net Other Assets       0.9
                                                                         -----
                                                                         100.0%
                                                                         -----
--------------------------------------------------------------------------------

------------------

+ Based on net assets.

SPECTRA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

    SHARES     COMMON STOCKS--99.1%                                       VALUE
   ---------                                                            --------
               AEROSPACE & DEFENSE--1.7%
      80,300   BE Aerospace, Inc.* ..............................   $  2,090,209
      65,000   Hexcel Corporation* ..............................      1,435,850
                                                                    ------------
                                                                       3,526,059
                                                                    ------------
               AIR FREIGHT & LOGISTICS--.5%
      32,700   UTI Worldwide, Inc. ..............................      1,019,912
                                                                    ------------
               BIOTECHNOLOGY--1.0%
     109,800   ARIAD Pharmaceuticals, Inc.* .....................        642,330
      35,700   Vertex Pharmaceuticals Incorporated* .............      1,298,409
                                                                    ------------
                                                                       1,940,739
                                                                    ------------
               CAPITAL MARKETS--2.3%
      33,400   Bear Stearns Companies Inc. ......................      4,759,834
                                                                    ------------
               COMMERCIAL SERVICES & SUPPLIES--.7%
      34,800   Net 1 UEPS Technologies, Inc.* ...................      1,091,328
      44,000   Traffic.com, Inc.* ...............................        275,880
                                                                    ------------
                                                                       1,367,208
                                                                    ------------
               COMMUNICATION EQUIPMENT--3.1%
      42,300   Comverse Technology, Inc.* .......................        958,095
     151,900   Motorola, Inc. ...................................      3,243,065
      42,300   QUALCOMM Inc. ....................................      2,171,682
                                                                    ------------
                                                                       6,372,842
                                                                    ------------
               COMPUTERS & PERIPHERALS--3.1%
      91,200   EMC Corporation* .................................      1,232,112
     241,700   Mobility Electronics, Inc.* ......................      1,720,904
      92,300   Network Appliance, Inc.* .........................      3,421,561
                                                                    ------------
                                                                       6,374,577
                                                                    ------------
               COMPUTER SERVICES--.9%
      52,000   Akamai Technologies, Inc.* .......................      1,751,880
                                                                    ------------
               COMPUTER TECHNOLOGY--.6%
      27,600   NAVTEQ* ..........................................      1,145,952
                                                                    ------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--.7%
      22,915   Multi-Fineline Electronix, Inc.* .................      1,335,486
                                                                    ------------
               ELECTRONICS: SEMI-CONDUCTORS/
                 COMPONENTS--1.9%
     296,000   PLX Technology, Inc.* ............................      3,927,920
                                                                    ------------
               ENERGY EQUIPMENT & SERVICES--3.8%
      56,400   Cooper Cameron Corporation* ......................      2,833,536
      42,500   National-Oilwell Varco Inc.* .....................      2,931,225
      25,900   Transocean Inc.* .................................      2,099,713
                                                                    ------------
                                                                       7,864,474
                                                                    ------------
               FINANCIAL INFORMATION SERVICES--2.2%
      99,500   Genworth Financial Inc. Cl. A ....................      3,303,400
      23,220   GFI Group Inc.* ..................................      1,320,754
                                                                    ------------
                                                                       4,624,154
                                                                    ------------

SPECTRA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                            --------
               FINANCIAL SERVICES--1.2%
       3,000   Chicago Mercantile Exchange Holdings Inc. ........   $  1,374,000
     142,800   Hong Kong Exchanges & Clearing Limited ...........      1,026,823
                                                                    ------------
                                                                       2,400,823
                                                                    ------------
               FOOD & STAPLES RETAILING--2.0%
     141,600   CVS Corporation ..................................      4,208,352
                                                                    ------------
               FREIGHT & LOGISTICS--1.4%
      25,450   FedEx Corp. ......................................      2,930,059
                                                                    ------------
               HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
      47,300   St. Jude Medical, Inc.* ..........................      1,867,404
      48,400   Ventana Medical Systems, Inc.* ...................      2,357,080
                                                                    ------------
                                                                       4,224,484
                                                                    ------------
               HEALTH CARE PROVIDERS & SERVICES--3.9%
     105,480   UnitedHealth Group Incorporated ..................      5,246,575
      66,700   WellCare Health Plans Inc.* ......................      2,793,396
                                                                    ------------
                                                                       8,039,971
                                                                    ------------
               HOTELS, RESTAURANTS & LEISURE--1.8%
     106,200   GTECH Holdings Corporation .......................      3,627,792
                                                                    ------------
               HOUSEHOLD PRODUCTS--3.6%
     127,902   Procter & Gamble Company .........................      7,445,175
                                                                    ------------
               INDUSTRIAL CONGLOMERATES--2.9%
     173,000   General Electric Company .........................      5,984,070
                                                                    ------------
               INFORMATION TECHNOLOGY SERVICES--.5%
     123,400   Sapient Corporation* .............................        966,222
                                                                    ------------
               INSURANCE--1.0%
      68,240   Endurance Specialty Holdings Limited .............      2,112,710
                                                                    ------------
               INTERNET & CATALOG RETAIL--1.1%
      67,100   eBay Inc.* .......................................      2,308,911
                                                                    ------------
               INTERNET SOFTWARE & SERVICES--7.0%
      50,600   DealerTrack Holdings Inc.* .......................      1,128,380
       9,000   Google Inc. Cl. A* ...............................      3,761,460
      46,700   Jupitermedia Corporation* ........................        822,854
      98,500   Openwave Systems, Inc.* ..........................      1,833,085
     204,000   Yahoo! Inc.* .....................................      6,687,120
                                                                    ------------
                                                                      14,232,899
                                                                    ------------
               LEISURE EQUIPMENT & PRODUCTS--.7%
     212,100   Smith & Wesson Holding Corporation* ..............      1,355,319
                                                                    ------------
               MACHINERY--2.4%
      17,500   Caterpillar Inc. .................................      1,325,450
      41,500   Terex Corporation* ...............................      3,591,825
                                                                    ------------
                                                                       4,917,275
                                                                    ------------

SPECTRA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                            --------
               MEDIA--2.8%
      27,300   Focus Media Holding Limited*# ....................   $  1,648,647
      59,700   NeuStar, Inc. Cl. A* .............................      2,095,470
      93,200   XM Satellite Radio Holdings Inc. Cl. A* ..........      1,884,504
                                                                    ------------
                                                                       5,628,621
                                                                    ------------
               MEDICAL PRODUCTS--.3%
      25,700   Par Pharmaceutical Companys Inc.* ................        661,775
                                                                    ------------
               METALS & MINING--4.9%
   1,763,800   Breakwater Resources, Ltd.* ......................      2,222,388
      64,900   Inco Limited .....................................      3,664,903
     763,400   Paladin Resources Limited* .......................      2,710,070
      20,900   Peabody Energy Corporation .......................      1,334,674
                                                                    ------------
                                                                       9,932,035
                                                                    ------------
               MULTILINE RETAIL--4.6%
      29,200   Federated Department Stores, Inc. ................      2,273,220
     128,400   Kohl's Corporation* ..............................      7,169,856
                                                                    ------------
                                                                       9,443,076
                                                                    ------------
               OIL & GAS--3.7%
      72,200   Exxon Mobil Corporation ..........................      4,554,376
      19,100   Talisman Energy Inc. .............................      1,078,768
      29,700   Valero Energy Corporation ........................      1,922,778
                                                                    ------------
                                                                       7,555,922
                                                                    ------------
               OIL AND GAS EXPLORATION SERVICES--1.1%
     182,500   Petrobank Energy and Resources Ltd.* .............      2,264,825
                                                                    ------------
               PHARMACEUTICAL PREPARATIONS--2.1%
      99,600   Adams Respiratory Therapeutics, Inc.* ............      4,271,844
                                                                    ------------
               RESTAURANTS--1.0%
      84,500   McCormick & Schmick's Seafood Restaurants, Inc.* .      2,112,500
                                                                    ------------
               SEMICONDUCTOR CAPITAL EQUIPMENT--1.9%
      93,800   FormFactor Inc.* .................................      3,910,522
                                                                    ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--7.2%
     789,600   Applied Micro Circuits Corporation* ..............      2,897,832
      46,050   Broadcom Corporation Cl. A * .....................      1,893,116
      35,700   Marvell Technology Group Ltd.* ...................      2,038,113
     118,200   Tessera Technologies Inc.* .......................      3,790,674
      96,200   Trident Microsystems, Inc.* ......................      2,558,920
     169,900   Ultra Clean Holdings, Inc.* ......................      1,522,304
                                                                    ------------
                                                                      14,700,959
                                                                    ------------
               SOFTWARE--4.7%
     210,800   Microsoft Corporation ............................      5,090,820
     143,000   VeriFone Holdings Inc.* ..........................      4,427,280
                                                                    ------------
                                                                       9,518,100
                                                                    ------------

SPECTRA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                            --------
               SPECIALTY RETAIL--2.3%
      45,800   Abercrombie & Fitch Co. Cl. A ....................   $  2,781,434
      29,700   Lowe's Companies,  Inc. ..........................      1,872,585
                                                                    ------------
                                                                       4,654,019
                                                                    ------------
               TOBACCO--2.3%
      64,000   Altria Group, Inc. ...............................      4,682,240
                                                                    ------------
               TRANSPORTATION--3.0%
      68,400   Textron Inc. .....................................      6,152,580
                                                                    ------------
               WIRELESS TELECOMMUNICATION SERVICES--3.1%
      66,700   America Movil S.A. de C.V. Series L # ............      2,461,897
      64,800   NII Holdings Inc. Cl. B* .........................      3,881,520
                                                                    ------------
                                                                       6,343,417
                                                                    ------------
               Total Common Stocks
                 (Cost $186,083,789) ............................    202,597,534
                                                                    ------------
   PRINCIPAL
    AMOUNT
   ---------
               SHORT-TERM INVESTMENTS--.6%
               U.S. AGENCY OBLIGATIONS
  $1,248,000   Federal Home Loan Banks, 4.52%, 5/1/06
                 (Cost $1,247,687) ..............................      1,247,687
                                                                    ------------
Total Investments
  (Cost $187,331,476)(a) ...............................    99.7%    203,845,221
Other Assets in Excess of Liabilities ..................     0.3         665,823
                                                           -----    ------------
Net Assets .............................................   100.0%   $204,511,044
                                                           =====    ============

------------------

*   Non-income producing security.

#   American Depositary Receipts.

(a) At April 30,2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $187,538,695, amounted to $16,306,526 which consisted of aggregate gross unrealized appreciation of $21,313,602 and aggregate gross unrealized depreciation of $5,007,076.







                       See Notes to Financial Statements.

SPECTRA FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
April 30, 2006

ASSETS:
   Investments in securities, at value (cost $187,331,476)--
     see accompanying schedule of investments ..................                 $ 203,845,221
   Cash ........................................................                         2,765
   Receivable for investment securities sold ...................                    13,074,593
   Receivable for shares of beneficial interest sold ...........                       171,913
   Dividends receivable ........................................                        55,071
   Prepaid expenses ............................................                        24,743
                                                                                 -------------
       Total Assets ............................................                   217,174,306
LIABILITIES:
   Payable for investment securities purchased .................   $11,994,609
   Payable for shares of beneficial interest redeemed ..........       228,027
   Investment advisory fees payable ............................       238,475
   Shareholder servicing fees payable ..........................        39,746
   Transfer agent fees payable .................................        42,311
   Trustees' fees payable ......................................         6,253
   Accrued expenses ............................................       113,841
                                                                   -----------
       Total Liabilities .......................................                    12,663,262
                                                                                 -------------
NET ASSETS .....................................................                 $ 204,511,044
                                                                                 =============
NET ASSETS CONSIST OF:
   Paid-in capital .............................................                 $ 421,024,933
   Undistributed net investment income (accumulated loss) ......                    (1,102,819)
   Undistributed net realized gain (accumulated loss) ..........                  (231,924,815)
   Net unrealized appreciation (depreciation) of investments ...                    16,513,745
                                                                                 -------------
NET ASSETS .....................................................                 $ 204,511,044
                                                                                 =============
Class A
   Net Asset Value Per Share ...................................                         $7.96
                                                                                 =============
   Offering Price Per Share ....................................                         $8.40
                                                                                 =============
Class N
   Net Asset Value and Offering Price Per Share ................                         $7.94
                                                                                 =============
Shares of beneficial interest outstanding--Note 5
   Class A .....................................................                       713,690
                                                                                 =============
   Class N .....................................................                    25,049,275
                                                                                 =============







                       See Notes to Financial Statements.

SPECTRA FUND
STATEMENT OF OPERATIONS (UNAUDITED)
For the six months ended April 30, 2006

INVESTMENT INCOME:
   Income:
     Dividends .................................................                 $   825,606
     Interest ..................................................                      91,424
                                                                                 -----------
       Total Income ............................................                     917,030
   Expenses:
     Investment advisory fees--Note 2(a) .......................   $ 1,497,044
     Shareholder servicing fees--Note 2(f) .....................       249,507
     Printing and postage ......................................        35,880
     Transfer agent fees .......................................       142,035
     Interest expense ..........................................         4,351
     Custodian fees ............................................        19,433
     Registration fees .........................................        13,814
     Trustees' fees ............................................        19,617
     Professional fees .........................................        25,445
     Miscellaneous .............................................        12,723
                                                                   -----------
       Total Expenses ..........................................                   2,019,849
                                                                                 -----------
NET INVESTMENT LOSS ............................................                  (1,102,819)
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND OPTIONS:
Net realized gain on investments ...............................    24,033,114
Net realized loss on foreign currency transactions .............           (83)
Net change in unrealized appreciation (depreciation)
   on investments and foreign currency translations ............     4,028,875
                                                                   -----------
       Net realized and unrealized gain on investments
         and foreign currency ..................................                  28,061,906
                                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ..................................................                 $26,959,087
                                                                                 ===========







                       See Notes to Financial Statements.

SPECTRA FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                    FOR THE
                                                                   SIX MONTHS
                                                                      ENDED          YEAR ENDED
                                                                 APRIL 30, 2006      OCTOBER 31,
                                                                   (UNAUDITED)          2005
                                                                 --------------     ------------
Net investment loss ...........................................   $ (1,102,819)     $ (1,636,113)
Net realized gain on investments and foreign
       currency transactions ..................................     24,033,031        44,853,449
Net change in unrealized appreciation (depreciation)
   on investments and foreign currency translations ...........      4,028,875        (7,528,642)
                                                                  ------------      ------------
    Net increase in net assets resulting from operations ......     26,959,087        35,688,694
Increase (decrease) from shares of beneficial
     interest transactions:
  Class A .....................................................      1,015,516        (1,577,132)
  Class N .....................................................    (15,085,031)      (57,811,000)
                                                                  ------------      ------------
Net decrease from shares of beneficial
   interest transactions--Note 5a .............................    (14,069,515)      (59,388,132)
                                                                  ------------      ------------
      Total increase (decrease) in net assets .................     12,889,572       (23,699,438)
Net assets:

  Beginning of period .........................................    191,621,472       215,320,910
                                                                  ------------      ------------
  End of period ...............................................   $204,511,044      $191,621,472
                                                                  ============      ============






                       See Notes to Financial Statements.

                      (This Page Intentionally Left Blank)

SPECTRA FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                               INCOME FROM
                                          INVESTMENT OPERATIONS
                                          ---------------------
                                                             NET
                                                           REALIZED                      DISTRIBUTIONS
                         NET ASSET                      AND UNREALIZED       TOTAL           FROM
                          VALUE,            NET           GAIN (LOSS)        FROM             NET
                         BEGINNING       INVESTMENT           ON          INVESTMENT       REALIZED
                         OF PERIOD        LOSS(II)        INVESTMENTS     OPERATIONS         GAINS
                         ---------        --------        -----------     ----------         -----
SPECTRA FUND
CLASS A
Six months ended
  4/30/06(i) ...........   $ 6.96          $(0.04)          $ 1.04          $ 1.00          $   --
Year ended 10/31/05 ....     5.86           (0.05)            1.15            1.10              --
Year ended 10/31/04 ....     5.90           (0.10)            0.06           (0.04)             --
Year ended 10/31/03 ....     4.76           (0.08)            1.22            1.14              --
Year ended 10/31/02 ....     6.32           (0.09)           (1.47)          (1.56)             --
Year ended 10/31/01 ....    10.63           (0.08)           (3.60)          (3.68)          (0.63)

CLASS N
Six months ended
  4/30/06(i) ...........   $ 6.94          $(0.04)          $ 1.04          $ 1.00          $   --
Year ended 10/31/05 ....     5.84           (0.05)            1.15            1.10              --
Year ended 10/31/04 ....     5.88           (0.10)            0.06           (0.04)             --
Year ended 10/31/03 ....     4.76           (0.07)            1.19            1.12              --
Year ended 10/31/02 ....     6.32           (0.09)           (1.47)          (1.56)             --
Year ended 10/31/01 ....    10.63           (0.08)           (3.60)          (3.68)          (0.63)

------------------

(i) Unaudited. Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii) Does not reflect the effect of any sales charge.






                       See Notes to Financial Statements.

                                                                              RATIOS/SUPPLEMENTAL DATA
                                                                              ------------------------
                                                             NET ASSETS,                    RATIO OF NET
                                                               END OF         RATIO OF       INVESTMENT
                          NET ASSET                            PERIOD         EXPENSES          LOSS
                         VALUE, END                            (000'S        TO AVERAGE      TO AVERAGE        PORTFOLIO
                          OF PERIOD       TOTAL RETURN        OMITTED)       NET ASSETS      NET ASSETS      TURNOVER RATE
                          ---------       ------------        --------       ----------      ----------      -------------
SPECTRA FUND
CLASS A
Six months ended
  4/30/06(i) ...........   $ 7.96          14.37%(iii)        $  5,684          2.02%          (1.13)%          104.87%
Year ended 10/31/05 ....     6.96          18.77(iii)            4,079          2.07           (0.78)           247.72
Year ended 10/31/04 ....     5.86          (0.68)(iii)           4,882          1.98           (1.63)           159.35
Year ended 10/31/03 ....     5.90          23.95(iii)            6,346          2.01           (1.35)           192.19
Year ended 10/31/02 ....     4.76         (24.68)(iii)           6,722          1.98           (1.52)           172.25
Year ended 10/31/01 ....     6.32         (36.20)(iii)          12,951          1.88           (1.03)           114.75

CLASS N
Six months ended
  4/30/06(i) ...........   $ 7.94          14.41%             $198,827          2.02%          (1.10)%          104.87%
Year ended 10/31/05 ....     6.94          18.84               187,542          2.07           (0.81)           247.72
Year ended 10/31/04 ....     5.84          (0.68)              210,439          1.98           (1.63)           159.35
Year ended 10/31/03 ....     5.88          23.53               257,337          2.03           (1.39)           192.19
Year ended 10/31/02 ....     4.76         (24.68)              252,620          1.98           (1.52)           172.25
Year ended 10/31/01 ....     6.32         (36.20)              423,860          1.88           (0.99)           114.75

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

      Spectra Fund (the "Fund") is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund's investment objective is capital appreciation. It seeks to achieve its objective by investing primarily in equity securities.

      The Fund offers Class A and Class N shares. Class A shares were first offered on July 1, 2000 and are generally subject to an initial sales charge. Class Nshares are offered only to Class Nshareholders of record as of January 21, 2005. Each class has identical rights to assets and earnings.

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(a) INVESTMENT VALUATION--Investments in securities are valued each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed securities for which such information is readily available are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price, or in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities listed on foreign exchanges are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price. Short-term notes are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund. Securities included within the Nasdaq market shall be valued at the Nasdaq official closing price ("NOCP") on the day of valuation, or if there is no NOCP issued, at the last sale price on such day. Securities included within the Nasdaq market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day.

      Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

      Securities in which the Fund invests may be traded in markets that close before the close of the NYSE. Normally, developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) will not be reflected in the Fund's net asset value. However, if it be determined that such developments are so significant that they will materially affect the value of the Fund's securities, the Fund may adjust the previous closing prices to reflect what the investment adviser, under the direction of the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of the first-in, first-out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) FOREIGN CURRENCY TRANSLATIONS--The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

      Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statement of Operations.

(d) REPURCHASE AGREEMENTS--The Fund enters into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Fund. Additional collateral is obtained when necessary.

(e) LENDING OF PORTFOLIO SECURITIES--The Fund may lend its securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Fund's total assets, as defined. The Fund earns fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any required additional collateral is delivered to the Fund on the next business day. As of April 30, 2006, there were no securities on loan.

(f) DIVIDENDS TO SHAREHOLDERS--Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.

      Each class is treated separately in determining the amounts of dividends from

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

net investment income and distributions from capital gains payable to holders of its shares.

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the difference in tax treatment of net operating losses. The reclassification had no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

(g) FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided the Fund maintains such compliance, no federal income tax provision is required.

(h) ALLOCATION METHOD--Income, realized and unrealized gains and losses, and expenses are allocated among the Fund's classes based on relative net assets.

(i) INDEMNIFICATION--The Fund enters into contracts that contain a variety of indemnification provisions. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

(j) OTHER--These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 2--INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT ADVISORY FEES--The Fund pays its investment adviser, Fred Alger Management, Inc. ("Alger Management"), a monthly fee at an annual rate of 1.50% based on the value of the Fund's average daily net assets.

(b) SHAREHOLDER ADMINISTRATIVE FEES--The Fund has entered into a shareholder administrative services agreement with Alger Shareholder Services, Inc. ("Alger Services") to compensate Alger Services on a per account basis for its liaison and administrative oversight of BFDS and related services. During the six months ended April 30, 2006, the Fund incurred fees of $21,585 for these services provided by Alger Services.

(c) SALES CHARGES--Purchases of Class A shares of the Fund may be subject to initial sales charges. For the six months ended April 30, 2006, the initial sales

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

charges retained by Fred Alger &Company (the "Distributor"), were approximately $105. Sales charges do not represent expenses of the Fund.

(d) BROKERAGE COMMISSIONS--During the six months ended April 30, 2006, the Fund paid Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, $212,476 in connection with securities transactions.

(e) TRUSTEES' FEES--Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. The Fund pays each trustee who is not affiliated with Alger Management or its affiliates an annual fee of $8,000.

(f) SHAREHOLDER SERVICING FEES--The Fund has entered into a shareholder servicing agreement with Alger Inc. whereby Alger Inc. provides the Fund with ongoing servicing of shareholder accounts. As compensation for such services, the Fund pays Alger Inc. a monthly fee at an annual rate equal to .25% of the value of the Fund's average daily net assets.

(g) OTHER TRANSACTIONS WITH AFFILIATES--Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services.

NOTE 3--SECURITIES TRANSACTIONS:

During the six months ended April 30, 2006,  purchases  and sales of  investment
securities,   excluding  short-term  securities,   aggregated  $208,378,904  and
$217,645,846, respectively.

NOTE 4--LINES OF CREDIT:

      The Fund participates in a committed line of credit with other Mutual Funds managed by Alger Management. All borrowings have variable interest rates and are payable on demand. To the extent the Fund borrows under these lines, the Fund must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2006, the Fund had borrowings which averaged $80,932 at a weighted average interest rate of 5.38%.

NOTE 5--SHARE CAPITAL:

(a) The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into two separate classes.

      During the six months ended April 30, 2006, transactions of shares of beneficial interest were as follows:

CLASS A:                                             SHARES           AMOUNT
                                                    --------         --------
Shares sold ....................................       217,078     $  1,706,736
Shares redeemed ................................       (89,199)        (691,220)
                                                   -----------     ------------
Net increase ...................................       127,879     $  1,015,516
                                                   ===========     ============

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

CLASS N:                                             SHARES           AMOUNT
                                                    --------         --------
Shares sold ....................................       505,109     $  3,907,399
Shares redeemed ................................    (2,482,417)     (18,992,430)
                                                   -----------     ------------
Net decrease ...................................    (1,977,308)    $(15,085,031)
                                                   ===========     ============
      During the year ended October 31, 2005, transactions of shares of beneficial interest were as follows:

CLASS A:                                             SHARES           AMOUNT
                                                    --------         --------
Shares sold ....................................        34,531     $    228,971
Shares redeemed ................................      (282,454)      (1,806,103)
                                                   -----------     ------------
Net decrease ...................................      (247,923)    $ (1,577,132)
                                                   ===========     ============

CLASS N:                                             SHARES           AMOUNT
                                                    --------         --------
Shares sold ....................................     1,103,111     $  7,028,549
Shares redeemed ................................   (10,137,002)     (64,839,549)
                                                   -----------     ------------
Net decrease ...................................    (9,033,891)    $(57,811,000)
                                                   ===========    =============

(b) REDEMPTION FEE--The Fund may impose a 2.00% redemption fee on Fund shares redeemed (including shares redeemed by exchange) within 30 days after such shares were acquired. The fees retained by the Fund are included as paid-in capital on the Statement of Assets and Liabilities. During the six months ended April 30, 2006 and the year ended October 31, 2005, redemption fees were $68 and $426 respectively.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS:

      During the six months ended April 30, 2006 and the year ended October 31, 2005, there were no distributions paid.

      As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary capital ...................................            --
Undistributed long-term gain .....................................            --
Unrealized appreciation ..........................................   $12,277,651

      The differences between book basis and tax basis unrealized appreciation is determined annually and is attributable primarily to the tax deferral of losses on wash sales. Tax basis unrealized appreciation as of April 30, 2006, does not reflect any potential tax adjustments subsequent to October 31, 2005.

      At October 31, 2005, the Fund, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

EXPIRATION DATE                                                        AMOUNT
---------------                                                     ------------
     2009 .......................................................   $148,683,326
     2010 .......................................................    107,067,302
                                                                    -----------
                                                                    $255,750,628
                                                                    ===========

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 7--LITIGATION

Alger Management has responded to inquiries, document requests and/or subpoenas from regulatory authorities, including the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General, the Attorney General of New Jersey, and the West Virginia Securities Commissioner, in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading."

On December 16, 2005, Alger Management received from the staff of the SEC a "Wells Notice" which indicated that the staff intends to recommend that the Commission bring civil enforcement action for possible violations of the federal securities laws. "Wells Notices" also have been sent to certain companies affiliated with Alger Management, as well as certain present and former members of its senior management. The Wells Notices arose out of the SEC's staff ongoing investigation of market timing and late trading practices in the mutual fund industry. Alger Management and the other recipients have the opportunity to respond to the staff before the staff makes a formal recommendation. Alger Management submitted a response in January 2006.

On June 7, 2006, Alger Management, its parent, Alger Inc., and their affiliated companies reached an agreement in principle with the staff of the New York Regional Office of the SEC and with the staff of the New York State Attorney General's office ("NYAG") resolving all issues with the SEC and the NYAG related to the allegations of mutual fund market timing and late trading that were the subject of the December 2005 Wells Notice. Alger Management and Alger Inc. are working with the staff of the SEC and the NYAG to finalize the agreement. The agreement is subject to the approval of the SEC and the NYAG. In the proposed settlement agreement, without admitting or denying liability, the firm will consent to the payment of $30 million dollars to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. Alger Management has advised the Fund that the proposed settlement payment is not expected to adversely affect the operations of the Manager, Alger Inc. or their affilates, or adversely affect their ability to continue to provide services to the Fund.

On August 31, 2005, the West Virginia Securities Commissioner in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing concluded that Alger Management and Alger Inc. had violated the West Virginia Uniform Securities Act, and ordered Alger Management and Alger Inc. to cease and desist from further violations of the Act by engaging in the market-timing related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the Commissioner. Other firms unaffiliated with Alger Management were served with similar orders.

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Alger Management and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including Alger Management, certain mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases (not yet including the West Virginia action) -- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") -- were filed in the Maryland federal district court under the caption number 1:04-MD-15863
(JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court.

The Derivative Complaint alleged (i) violations, by Alger Management and, depending on the specific offense alleged, by its immediate parent, Alger Inc., which is the Distributor of the Alger Mutual Funds, and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940 (the "Investment Company Act") and of Sections 206 and 215 of the Investment Advisers Act of 1940, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by Alger Management, Alger Inc., their affiliates, the funds named as defendants, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934 (the "1934 Act"), and Section 34(b) of the Investment Company Act of 1940, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants. The West Virginia attorney general action also alleges violations of the West Virginia Consumer Credit and Protection Act and other wrongful conduct.

Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed. On November 3, 2005, the district court issued letter rulings dismissing both complaints in their entirety with respect to the Alger Mutual Funds and dismissing all claims against the other Alger defendants, other than the claims under the 1934 Act and Section 36(b) of the Investment Company Act (as to which the court deferred ruling with respect to the Alger Mutual Fund Trustees), with leave to the class action plaintiffs to file amended complaints against those defendants with respect to claims under state law. Orders implementing the letter rulings are being entered. On January 11, 2006, the Alger defendants filed a

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

motion for partial reconsideration of the district court's ruling with respect to the Section 10(b), Rule 10b-5 and Section 36(b) claims against them; the district court denied the motion on February 9, 2006.

Alger Management does not believe that the Alger Mutual Funds are themselves targets of the regulatory investigations as potential enforcement defendants.

The SEC and, in some cases, state government authorities have a variety of administrative and civil enforcement powers, including injunctive powers, authority to assess fines and penalties and order restitution, authority to limit the activities of a person or company and other enforcement powers, that may be exercised administratively or through the courts.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against Alger Management or Alger Inc., Alger Management would, in the absence of exemptive relief granted by the SEC, be barred from serving as investment adviser/sub-adviser for any registered investment company, including the Fund. While exemptive relief from Section 9(a) has been granted in certain other cases, there is no assurance that such exemptive relief would be granted if sought. In addition, it is possible that these matters and/or other developments resulting from these matters could result in loss of Alger Management personnel, diversion of time and attention of Alger Management personnel, diminishment of financial resources of Alger Management, or other consequences potentially adverse to the Fund. Alger Management cannot predict the potential effect of such actions upon Alger Management or the Fund. There can be no assurance that the effect, if any, would not be material.

SPECTRA FUND
ADDITIONAL INFORMATION (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE

      As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2005 and ending April 30, 2006.

ACTUAL EXPENSES

      The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                                       BEGINNING         ENDING         DURING THE PERIOD
                                     ACCOUNT VALUE    ACCOUNT VALUE    NOVEMBER 1, 2005 TO
                                   NOVEMBER 1, 2005   APRIL 30, 2006    APRIL 30, 2006(b)
CLASS A:                           ----------------   --------------    -----------------
Actual                                 $1,000.00         $1,143.70            $10.74
Hypothetical(a)                         1,000.00          1,014.78             10.09

CLASS N:
Actual                                 $1,000.00         $1,144.10            $10.74
Hypothetical(a)                         1,000.00          1,014.78             10.09

------------------

(a) 5% annual return before expenses.

(b) Expenses are equal to the Fund's annualized expense ratio of 2.02% for both Class A and Class N shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SPECTRA FUND
ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 711-6141 or online on the Fund's website at http://www.alger.com or on the SEC's website at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Fund's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling (800) 711-6141.

NOTES:

SPECTRA FUND

111 Fifth Avenue
New York, NY 10003
(800) 711-6141
www.alger.com

INVESTMENT MANAGER
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266

This report is submitted for the general information of the shareholders of Spectra Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

[ALGER LOGO]










SSAR 43006

[ALGER LOGO]
Spectra Fund
Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266










SSAR 43006

ITEM 2.  CODE OF ETHICS.
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Spectra Fund


By: /s/ Dan C. Chung


    Dan C. Chung


    President


Date:  June 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Dan C. Chung


    Dan C. Chung


    President


Date:  June 22, 2006


By: /s/ Frederick A. Blum


    Frederick A. Blum


    Treasurer

Date:  June 22, 2006